CONTINGENT LIABILITY (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Jun. 27, 2018
CONTINGENT LIABILITY (Details) [Line Items]
Business Combination, Liabilities Arising from Contingencies, Amount Recognized							$ 1,000,000
Business Combination, Contingent Consideration, Liability, Current		$ 0		$ 0		$ 150,000	1,000,000	$ 678,111
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 106,195	$ 0	$ 0	0	$ 0	0	$ 321,889
Payment for Contingent Consideration Liability, Operating Activities				$ 850,000		850,000
Deposit Assets						$ 150,000
Other Expense [Member]
CONTINGENT LIABILITY (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 2,000